Provisions - Funding status (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined benefit plans
Employee benefits
Present value of the obligations	$ 9,336	$ 9,528
Less: Fair value of plan assets	(1,943)	(2,186)
Provisions - Provisions for pensions	7,393	7,342
Of which: Internal provisions for pensions	7,393	7,342
Pension plan
Employee benefits
Present value of the obligations	2,447	2,758
Post-employment benefits
Employee benefits
Present value of the obligations	6,153	6,055
Long-term benefits
Employee benefits
Present value of the obligations	$ 736	$ 715